Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Classes of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents fair value measurements for classes of Federated’s financial assets and liabilities measured at fair value on a recurring basis at December 31:

	2013				2012
	Fair Value Measurements Using				Fair Value Measurements Using
in thousands	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial Assets
Cash and cash equivalents	$104,443	$0	$0	$104,443	$67,585	$0	$0	$67,585
Available-for-sale equity securities	81,550	47,863	0	129,413	102,493	33,530	0	136,023
Trading securities – equity	11,925	9,906	0	21,831	9,194	16,776	0	25,970
Trading securities – debt	0	36,491	0	36,491	614	28,436	0	29,050
Foreign currency forward contracts	0	159	0	159	0	158	0	158
Total financial assets	$197,918	$94,419	$0	$292,337	$179,886	$78,900	$0	$258,786
Financial Liabilities
Interest rate swap	$0	$5,061	$0	$5,061	$0	$11,178	$0	$11,178
Acquisition-related future consideration liabilities	0	0	6,489	6,489	0	0	11,759	11,759
Other[1]	1,118	2	0	1,120	1,015	0	0	1,015
Total financial liabilities	$1,118	$5,063	$6,489	$12,670	$1,015	$11,178	$11,759	$23,952

1
Amounts include investments sold short within one of the consolidated investment companies and/or foreign currency forward contracts recorded in Other current liabilities on the Consolidated Balance Sheets.

Reconciliation of the beginning and ending fair value measurements of a Level 3 financial liability
The following table presents a reconciliation of the beginning and ending balances for Federated’s liability for future consideration payments related to these acquisitions for each year presented:

in thousands	2013	2012	2011
Beginning balance	$11,759	$13,404	$20,058
New acquisition adjustment[1]	330	3,361	(2,600)
Changes in fair value[2]	(941)	(793)	900
Contingent consideration payments	(4,659)	(4,213)	(4,954)
Ending balance	$6,489	$11,759	$13,404

1
Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.

2	Amounts were primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.